Credit Facility (Details) - USD ($)	1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
	Aug. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Sep. 23, 2013
Debt Instrument [Line Items]
Loss on extinguishment of debt		$ 0	$ (7,564,000)	$ 0	$ (7,564,000)	$ 0	$ (7,564,000)	$ 0
Credit facility							0	$ 423,000,000
JPMorgan Chase Bank, N.A. [Member] | Credit facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity							$ 750,000,000		$ 200,000,000
Loss on extinguishment of debt	$ (7,600,000)
JPMorgan Chase Bank, N.A. [Member] | Swing Line [Member] | Credit facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity									25,000,000
JPMorgan Chase Bank, N.A. [Member] | Letter of Credit [Member] | Credit facility [Member]
Debt Instrument [Line Items]
Maximum borrowing capacity									$ 20,000,000